Unaudited Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019 [1]	Jun. 30, 2018
Profit or loss [abstract]
Revenues	$ 2,850	$ 1,723
Cost of revenues	1,959	1,124
Cost of revenues - amortization of intangible	386	386
Total cost of revenues	2,345	1,510
Gross profit	505	213
Research and development expenses, net	4,474	4,611
Sales and marketing expenses	2,871	1,872
General and administrative expenses	1,590	1,494
Operating loss	(8,430)	(7,764)
Finance income	7,317	47
Finance expense	1,551	176
Total comprehensive loss	$ (2,664)	$ (7,893)	[2]
Basic and diluted loss per share (USD)	$ (0.02)	$ (0.09)

[1]	As from January 1, 2019, the Group applies IFRS 16, see note 3A.
[2]	Reclassified, See note 2.C